CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ 9,114,122	$ (5,934,218)
Adjustments to reconcile net (loss) to cash provided (used) by operating activities:
Depreciation, depletion and amortization	7,790,112	4,410,420
Gain on acquisition of assets at fair market value	(22,578,000)
Accretion of ARO	339,954
Amortization of loan costs	700,476
Amortization of debt discount	8,425,137
Unrealized loss on derivative contracts	3,056,053
Paid-in-kind interest expense	2,834,800
Settlement of derivative swaps	(309,555)
Change in fair value of WFEC warrant liability	(17,120,692)
Board of directors non-cash compensation	50,750	51,805
Change in assets and liabilities:
(Increase) decrease in accounts receivable	(1,440,036)	1,982,075
Increase in prepaid expenses	(1,357,410)	(62,375)
(Increase) decrease in accounts payable and accrued expenses	5,745,510	(361,252)
Increase (decrease) in due to affiliates	233,699	(32,251)
Net cash provided (used) by operating activities	(4,515,080)	54,204
Cash flows from investing activities:
Additions to oil and gas properties	(9,397,734)	(450,440)
Decrease in capital portion of due to affiliates		(1,602)
Purchase of office equipment		(1,806)
Deposit on acquisition		(2,300,000)
Reimbursement of advances on development costs		10,079,583
Net cash paid for acquisitions of properties	(64,278,148)
Net cash used by investing activities	(73,675,882)	7,325,735
Cash flows from financing activities:
Proceeds from long-term debt	31,831,389
Proceeds from warrant liability	33,411,033
Proceeds from derivative contracts	35,091,536
Settlement costs paid under derivative calls	(4,720,609)
Proceeds from revolver	4,015,826
Increase in restricted cash	(5,000,000)
Repayment of advances from affiliates	(2,000,000)
Payment of long-term debt	(5,000,000)	(9,134,890)
Proceeds from advances from affiliate		2,000,000
Loan costs incurred and other	(2,840,819)	(260,000)
Net cash provided by financing activities	84,788,356	(7,394,890)
Net decrease in cash and cash equivalents	6,597,394	(14,951)
Cash and cash equivalents:
Beginning of period	260,576	275,527
End of period	6,857,970	260,576
Other information:
Cash interest paid on debt	4,464,341	1,521,180
Non-cash investing and financing activities:
Paid-in-kind interest	(9,497,712)
Issuance of preferred stock in connection with acquisition of properties	368,000
Note payable and accrued interest due to affiliate converted to preferred stock	2,114,986
Increase in prepaid drilling credit from acquisition and development of oil and gas properties		917,300
Fair value of warrants issued in connection with debt		902,161
Fair value of change in warrant exercise price		898,900
Forgiveness of accrued dividends	243,000
Preferred Stock Dividends accrued	1,409,987	917,300
Conversion of accrued dividend to Preferred Stock	$ 614,088